Income Taxes - Reconciliation of Income Tax Expense Computed at Statutory Tax Rates Compared to Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory rate	35.00%	35.00%	35.00%
Foreign items	5.10%	3.60%	1.20%
State income taxes, net of Federal benefit	2.00%	1.60%	2.10%
Change in valuation allowance	(1.70%)	(2.60%)	0.00%
Federal tax credits	(0.90%)	(1.00%)	(1.60%)
Non-deductible meals	0.30%	0.20%	0.40%
Uncertain tax positions	0.20%	(0.60%)	1.30%
Goodwill impairment	0.00%	0.00%	11.20%
Share based compensation	0.00%	1.90%	0.00%
Other	(0.50%)	(0.40%)	0.50%
Effective Income Tax Rate Reconciliation, Net	39.50%	37.70%	50.10%